Investment Portfolioas of June 30, 2024 (Unaudited)
DWS Capital Growth Fund
	Shares	Value ($)

Common Stocks 98.9%
Communication Services 12.6%
Entertainment 3.4%
Live Nation Entertainment, Inc.*	129,784	12,165,952
Netflix, Inc.*	46,362	31,288,787
ROBLOX Corp. "A"*	206,509	7,684,200
Spotify Technology SA*	70,389	22,087,364
		73,226,303
Interactive Media & Services 8.3%
Alphabet, Inc. "A"	330,649	60,227,715
Alphabet, Inc. "C"	301,366	55,276,552
Meta Platforms, Inc. "A"	129,610	65,351,954
		180,856,221
Wireless Telecommunication Services 0.9%
T-Mobile U.S., Inc.	109,671	19,321,837
Consumer Discretionary 8.3%
Broadline Retail 4.9%
Amazon.com, Inc.*	546,875	105,683,594
Hotels, Restaurants & Leisure 0.6%
DraftKings, Inc. "A"*	176,277	6,728,493
Planet Fitness, Inc. "A"*	98,963	7,282,687
		14,011,180
Household Durables 0.3%
SharkNinja, Inc.	83,969	6,310,270
Specialty Retail 1.6%
Burlington Stores, Inc.*	40,691	9,765,840
Home Depot, Inc.	70,231	24,176,319
		33,942,159
Textiles, Apparel & Luxury Goods 0.9%
Lululemon Athletica, Inc.*	35,319	10,549,785
NIKE, Inc. "B"	122,001	9,195,216
		19,745,001
Consumer Staples 2.6%
Beverages 1.0%
Constellation Brands, Inc. "A"	81,950	21,084,096
Consumer Staples Distribution & Retail 1.1%
Costco Wholesale Corp.	28,512	24,234,915
Personal Care Products 0.5%
Estee Lauder Companies, Inc. "A"	105,788	11,255,843

Financials 9.7%
Capital Markets 2.3%
Intercontinental Exchange, Inc.	238,951	32,710,002
Moody's Corp.	39,135	16,473,096
		49,183,098
Consumer Finance 0.5%
American Express Co.	49,451	11,450,379
Financial Services 3.7%
Mastercard, Inc. "A"	87,538	38,618,264
Visa, Inc. "A"	159,909	41,971,315
		80,589,579
Insurance 3.2%
Progressive Corp.	339,157	70,446,301
Health Care 12.1%
Biotechnology 0.4%
Exact Sciences Corp.*	180,105	7,609,436
Health Care Equipment & Supplies 5.7%
Boston Scientific Corp.*	330,337	25,439,252
Cooper Companies, Inc.	70,692	6,171,412
Dexcom, Inc.*	291,249	33,021,812
Hologic, Inc.*	205,644	15,269,067
Intuitive Surgical, Inc.*	44,001	19,573,845
Stryker Corp.	72,842	24,784,490
		124,259,878
Health Care Providers & Services 1.4%
agilon health, Inc.*	530,229	3,467,698
UnitedHealth Group, Inc.	53,886	27,441,984
		30,909,682
Life Sciences Tools & Services 2.6%
Danaher Corp.	40,138	10,028,479
Stevanato Group SpA (a)	496,927	9,113,641
Thermo Fisher Scientific, Inc.	68,737	38,011,561
		57,153,681
Pharmaceuticals 2.0%
Eli Lilly & Co.	27,117	24,551,190
Zoetis, Inc.	109,817	19,037,875
		43,589,065
Industrials 5.5%
Aerospace & Defense 0.6%
TransDigm Group, Inc.	10,034	12,819,539
Building Products 0.5%
Trex Co., Inc.*	136,484	10,116,194
Construction & Engineering 0.6%
Quanta Services, Inc.	53,968	13,712,729

Electrical Equipment 1.4%
AMETEK, Inc.	146,099	24,356,164
Eaton Corp. PLC	19,836	6,219,578
		30,575,742
Ground Transportation 1.1%
Uber Technologies, Inc.*	339,728	24,691,431
Machinery 0.4%
Deere & Co.	23,202	8,668,963
Professional Services 0.9%
TransUnion	125,616	9,315,683
Verisk Analytics, Inc.	39,534	10,656,390
		19,972,073
Information Technology 46.1%
IT Services 1.7%
Accenture PLC "A"	79,956	24,259,450
Cloudflare, Inc. "A"*	77,131	6,388,761
Globant SA*	33,864	6,036,596
		36,684,807
Semiconductors & Semiconductor Equipment 13.5%
Advanced Micro Devices, Inc.*	101,298	16,431,549
Analog Devices, Inc.	48,150	10,990,719
Applied Materials, Inc.	115,052	27,151,121
NVIDIA Corp.	1,928,918	238,298,530
		292,871,919
Software 22.3%
Adobe, Inc.*	48,678	27,042,576
Aspen Technology, Inc.*	40,329	8,010,549
Atlassian Corp. "A"*	46,088	8,152,046
Box, Inc. "A"*	579,446	15,320,552
Confluent, Inc. "A"*	232,782	6,874,053
CyberArk Software Ltd.*	60,691	16,594,133
Dynatrace, Inc.*	377,186	16,875,302
Five9, Inc.*	139,736	6,162,358
Guidewire Software, Inc.*	90,529	12,483,044
Intuit, Inc.	37,485	24,635,517
Microsoft Corp.	526,900	235,497,955
Salesforce, Inc.	88,281	22,697,045
ServiceNow, Inc.*	40,520	31,875,868
Synopsys, Inc.*	79,735	47,447,109
Workiva, Inc.*	78,571	5,734,897
		485,403,004
Technology Hardware, Storage & Peripherals 8.6%
Apple, Inc.	886,050	186,619,851
Materials 0.6%
Construction Materials 0.6%
Vulcan Materials Co.	55,512	13,804,724
Real Estate 1.4%
Industrial REITs 0.6%
Prologis, Inc.	111,518	12,524,587

Real Estate Management & Development 0.4%
CoStar Group, Inc.*	105,411	7,815,171
Specialized REITs 0.4%
Equinix, Inc.	12,327	9,326,609
Total Common Stocks (Cost $743,256,709)		2,150,469,861

Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (b) (c) (Cost $3,341,030)	3,341,030	3,341,030

Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 5.36% (b) (Cost $26,686,759)	26,686,759	26,686,759

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $773,284,498)	100.3	2,180,497,650
Other Assets and Liabilities, Net	(0.3)	(6,193,149)
Net Assets	100.0	2,174,304,501
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 are as follows:
Value ($) at 9/30/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (b) (c)
—	3,341,030 (d)	—	—	—	2,266	—	3,341,030	3,341,030
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 5.36% (b)
15,404,397	195,064,229	183,781,867	—	—	914,524	—	26,686,759	26,686,759
15,404,397	198,405,259	183,781,867	—	—	916,790	—	30,027,789	30,027,789

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2024 amounted to $3,183,090, which is 0.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.

REIT: Real Estate Investment Trust

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$2,150,469,861	$—	$—	$2,150,469,861
Short-Term Investments (a)	30,027,789	—	—	30,027,789
Total	$2,180,497,650	$—	$—	$2,180,497,650

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCGF-PH3
R-080548-2 (1/25)